SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Disciplined Equity Fund
International Equity Fund
World Equity Ex-US Fund

Supplement Dated July 12, 2005
to the Class A Shares Prospectus Dated September 30, 2004

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to McKinley Capital Management Inc. under the sub-section "Large Cap Fund" is hereby deleted and replaced with the following paragraph:

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Fund. James H. Scott, PhD, President, and Margaret S. Stumpp, PhD, Chief Investment Officer, manage the portion of the Large Cap Fund's assets allocated to QMA. Mr. Scott and Ms. Stumpp have been with QMA since the firm's formation in 2003. Prior to that, Mr. Scott and Ms. Stumpp were each employed by Prudential Investment Management, Inc. (PIM) for 15 years, most recently as Senior Managing Directors. QMA is a subsidiary of PIM.

There are no changes to the other sub-advisers of the Large Cap Fund.

Change in Sub-Advisers for Large Cap Disciplined Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Disciplined Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added under the sub-section entitled "Large Cap Disciplined Equity Fund":

Bridgewater Associates, Inc.: Bridgewater Associates, Inc. (Bridgewater), located at 1 Glendinning Place, Westport, Connecticut 06880, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at Bridgewater, consisting of Raymond T. Dalio, Robert P. Prince and Greg Jensen, manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to Bridgewater. Mr. Dalio is President and Chief Investment Officer of Bridgewater and has 32 years of investment experience. Mr. Prince is Co-Chief Investment Officer of Bridgewater and has 24 years of investment experience. Mr. Jensen is Director of Research and Trading of Bridgewater and has 9 years of investment experience. Messrs. Dalio, Prince and Jensen have been with Bridgewater for 30, 19 and 9 years, respectively.

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden), located at 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27157, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at Smith Breeden, led by John Sprow, Senior Portfolio Manager, and John Kerschner, CFA, Senior Portfolio Manager, manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to Smith Breeden. Mr. Sprow joined Smith Breeden in 1987 and has 17 years of investment experience. Mr. Kerschner joined the firm in 1994 and has 14 years of investment experience.

There are no changes to the other sub-advisers of the Large Cap Disciplined Equity Fund.

Change in Sub-Advisers for the International Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added under the sub-section entitled "International Equity Fund":

Fuller & Thaler Asset Management, Inc.: Fuller & Thaler Asset Management, Inc. (Fuller & Thaler), located at 411 Borel Avenue, Suite 402, San Mateo, California 94402, serves as a Sub-Adviser to the International Equity Fund. Joseph S. Leung, CFA, Vice President and Head of International Strategies, manages the portion of the International Equity Fund's assets allocated to Fuller & Thaler. Prior to joining the firm in 2002, Mr. Leung worked for AXA Rosenberg Investment Management Inc., in their U.S. and U.K. offices. Most recently, Mr. Leung served as an executive director on the AXA Rosenberg London Board and was Chief Investment Officer at AXA Rosenberg in London.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the International Equity Fund. James H. Scott, PhD, President, and Margaret S. Stumpp, PhD, Chief Investment Officer, manage the portion of the International Equity Fund's assets allocated to QMA. Mr. Scott and Ms. Stumpp have been with QMA since the firm's formation in 2003. Prior to that, Mr. Scott and Ms. Stumpp were each employed by Prudential Investment Management, Inc. (PIM) for 15 years, most recently as Senior Managing Directors. QMA is a subsidiary of PIM.

There are no changes to the other sub-advisers of the International Equity Fund.

Change in Sub-Advisers for the World Equity Ex-US Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the World Equity Ex-US Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added under the sub-section entitled "World Equity Ex-US Fund":

Fuller & Thaler Asset Management, Inc.: Fuller & Thaler Asset Management, Inc. (Fuller & Thaler), located at 411 Borel Avenue, Suite 402, San Mateo, California 94402, serves as a Sub-Adviser to the World Equity Ex-US Fund. Joseph S. Leung, CFA, Vice President and Head of International Strategies, manages the portion of the World Equity Ex-US Fund's assets allocated to Fuller & Thaler. Prior to joining the firm in 2002, Mr. Leung worked for AXA Rosenberg Investment Management Inc., in their U.S. and U.K. offices. Most recently, Mr. Leung served as an executive director on the AXA Rosenberg London Board and was Chief Investment Officer at AXA Rosenberg in London.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the World Equity Ex-US Fund. James H. Scott, PhD, President, and Margaret S. Stumpp, PhD, Chief Investment Officer, manage the portion of the World Equity Ex-US Fund's assets allocated to QMA. Mr. Scott and Ms. Stumpp have been with QMA since the firm's formation in 2003. Prior to that, Mr. Scott and Ms. Stumpp were each employed by Prudential Investment Management, Inc. (PIM) for 15 years, most recently as Senior Managing Directors. QMA is a subsidiary of PIM.

There are no changes to the other sub-advisers of the World Equity Ex-US Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund

Supplement Dated July 12, 2005
to the Class T Shares Prospectus Dated September 30, 2004

This Supplement provides new and additional information beyond that contained in the Class T Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to McKinley Capital Management Inc. under the sub-section "Large Cap Fund" is hereby deleted and replaced with the following paragraph:

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Fund. James H. Scott, PhD, President, and Margaret S. Stumpp, PhD, Chief Investment Officer, manage the portion of the Large Cap Fund's assets allocated to QMA. Mr. Scott and Ms. Stumpp have been with QMA since the firm's formation in 2003. Prior to that, Mr. Scott and Ms. Stumpp were each employed by Prudential Investment Management, Inc. (PIM) for 15 years, most recently as Senior Managing Directors. QMA is a subsidiary of PIM.

There are no changes to the other sub-advisers of the Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Disciplined Equity Fund
International Equity Fund
World Equity Ex-US Fund

Supplement Dated July 12, 2005
to the Statement of Additional Information ("SAI") Dated September 30, 2004

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Change in Sub-Advisers

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Large Cap Disciplined Equity, International Equity and World Equity Ex-US Funds. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and the Sub-Advisers," the paragraphs related to Bridgewater Associates, Inc., McKinley Capital Management Inc. and Quantitative Management Associates LLC are hereby deleted and replaced with the following:

BRIDGEWATER ASSOCIATES, INC.-Bridgewater Associates, Inc. ("Bridgewater") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity and International Fixed Income Funds. Bridgewater was founded in 1975 and is 100% employee owned and controlled. Raymond Dalio, President, Chief Investment Officer and founder, Giselle Wagner, Chief Operating Officer, and Robert Prince, Co-Chief Investment Officer, are Bridgewater's principal shareholders and own the majority of the firm.

MCKINLEY CAPITAL MANAGEMENT INC.-McKinley Capital Management Inc. ("McKinley Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap, International Equity and World Equity Ex-US Funds. McKinley Capital was founded in 1990 and is wholly-owned by its employees.

QUANTITATIVE MANAGEMENT ASSOCIATES LLC-Quantitative Management Associates LLC ("QMA") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Disciplined Equity, International Equity and World Equity Ex-US Funds. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company formed in 2003.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Advisers and the Sub-Advisers," the following paragraphs are hereby added:

FULLER & THALER ASSET MANAGEMENT, INC.-Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler") serves as a Sub-Adviser to a portion of the assets of the International Equity and World Equity Ex-US Funds. Fuller & Thaler is 63.20% owned by Russell J. Fuller, President of Fuller & Thaler. Fuller & Thaler was founded in 1993.

SMITH BREEDEN ASSOCIATES, INC.-Smith Breeden Associates, Inc. ("Smith Breeden") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. Smith Breeden has been an independent and employee-owned corporation since its inception in 1982.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE